Income Taxes - Net Operating Losses (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
United States [Member]
Net operating losses:
Net operating losses	$ 198
State [Member]
Net operating losses:
Net operating losses, Expiration	Various
Net operating losses	$ 3,496
Canada [Member]
Net operating losses:
Net operating losses	$ 60
Minimum [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2018
Minimum [Member] | Canada [Member]
Net operating losses:
Net operating losses, Expiration	2028
Maximum [Member] | United States [Member]
Net operating losses:
Net operating losses, Expiration	2035
Maximum [Member] | Canada [Member]
Net operating losses:
Net operating losses, Expiration	2035